Fair value financial measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Liabilities

The following table sets forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy (in thousands):

	At June 30, 2015
	Level 1	Level 2	Level 3	Total
	(Unaudited)
Convertible preferred stock warrant liability	$—	$—	$87	$87

	At December 31, 2014
	Level 1	Level 2	Level 3	Total
	(Unaudited)
Convertible preferred stock warrant liability	$—	$—	$138	$138

The following table sets forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy (in thousands):

	December 31, 2013
	Fair Value	Level 1	Level 2	Level 3
Convertible preferred stock warrant liability	$158	$—	$—	$158

	December 31, 2013
	Fair Value	Level 1	Level 2	Level 3
Convertible preferred stock warrant liability	$138	$—	$—	$138

Summary of Changes in Fair Value of Level 3 Financial Liabilities

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities (in thousands):

Six Months Ended June 30, 2015
(Unaudited)
Fair value, beginning of period	$138
Change in fair value of Level 3 financial liabilities	(51)

Fair value, end of period	$87

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities (in thousands):

	Year ended December 31,
	2013	2014
Fair value, beginning of period	$—	$158
Issuance of convertible preferred stock warrant	158	—
Change in fair value of Level 3 financial liabilities	—	(20)

Fair value, end of period	158	138